World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	84,338,908.93	11,306
Yield Supplement Overcollateralization Amount 05/31/16	475,735.03	0
Receivables Balance 05/31/16	84,814,643.96	11,306
Principal Payments	6,172,174.03	596
Defaulted Receivables	134,844.23	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	409,719.08	0
Pool Balance at 06/30/16	78,097,906.62	10,697

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	10.99%

Prepayment ABS Speed	1.27%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.91%
Weighted Average APR, Yield Adjusted	4.71%
Weighted Average Remaining Term	22.75

Delinquent Receivables:
Past Due 31-60 days	1,627,819.51	148
Past Due 61-90 days	416,066.12	39
Past Due 91-120 days	80,360.01	11
Past Due 121+ days	0.00	0
Total	2,124,245.64	198

Total 31+ Delinquent as % Ending Pool Balance	2.72%

Recoveries	103,312.11

Aggregate Net Losses/(Gains) - June 2016	31,532.12

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.45%
Prior Net Losses Ratio	-0.35%
Second Prior Net Losses Ratio	0.29%
Third Prior Net Losses Ratio	0.41%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.33%

Flow of Funds	$ Amount

Collections	6,546,744.11
Advances	(2,503.54)
Investment Earnings on Cash Accounts	1,966.23
Servicing Fee	(70,678.87)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,475,527.93

Distributions of Available Funds
(1) Class A Interest	42,525.63
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,241,002.31
(7) Distribution to Certificateholders	179,331.22
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,475,527.93

Servicing Fee	70,678.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 06/15/16	77,342,927.48
Principal Paid	6,241,002.31
Note Balance @ 07/15/16	71,101,925.17

Class A-1
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-3
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-4
Note Balance @ 06/15/16	63,000,927.48
Principal Paid	6,241,002.31
Note Balance @ 07/15/16	56,759,925.17
Note Factor @ 07/15/16	52.7925640%

Class B
Note Balance @ 06/15/16	14,342,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	14,342,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	55,194.40
Total Principal Paid	6,241,002.31
Total Paid	6,296,196.71

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	42,525.63
Principal Paid	6,241,002.31
Total Paid to A-4 Holders	6,283,527.94

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0807104
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1261803
Total Distribution Amount	9.2068907

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3955321
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	58.0477358
Total A-4 Distribution Amount	58.4432679

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/16	19,922.06
Balance as of 06/30/16	17,418.52
Change	(2,503.54)

Reserve Account
Balance as of 06/15/16	1,748,995.36
Investment Earnings	430.12
Investment Earnings Paid	(430.12)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36